SIDLEY AUSTIN LLP 787 SEVENTH AVENUE NEW YORK, NY 10019 +1 212 839 5300 +1 212 839 5599 FAX

AMERICA • ASIA PACIFIC • EUROPE

October 30, 2019

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Attention: Division of Investment Management

Re:	Amendment No. 112 to the Registration Statement on Form N-1A of
Master Investment Portfolio (the “Trust”) relating to LifePath® Dynamic
2065 Master Portfolio (the “Portfolio”)

Ladies and Gentlemen:

The Trust, on behalf of the Portfolio, hereby files via EDGAR one electronically signed copy of Amendment No. 112 under the Investment Company Act of 1940, as amended (the “1940 Act”), to its registration statement on Form N-1A (the “Amendment”). It is proposed that the Amendment become effective on October 30, 2019.

The Amendment is being filed for the purpose of registering the Portfolio as a new series of the Trust.

Please do not hesitate to contact me at (212) 839-8165 if you require additional information regarding the Trust’s registration statement.

Respectfully submitted,

/s/ Jesse C. Kean
Jesse C. Kean

cc:	Janey Ahn
John A. MacKinnon

Sidley Austin (NY) LLP is a Delaware limited liability partnership doing business as Sidley Austin LLP and practicing in affiliation with other Sidley Austin partnerships.